Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024
C000023273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
Without Sales Load [Member] | C000023273
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%		11.81%	5.99%
Without Sales Load [Member] | C000082377
Average Annual Return [Line Items]
Average Annual Return, Percent	20.94%		9.20%	6.99%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%		15.77%	13.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.01%)	1.53%